Pension and other PostRetirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Schedule of defined benefit obligations and funded status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Change in benefit obligation

Benefit obligation at beginning of year	6 717	6 280	597	587

Obligations acquired through acquisition (note 31)	185	—	8	—

Current service costs	235	193	13	14

Plan participants' contributions	15	14	—	—

Benefits paid	(296)	(294)	(23)	(21)

Interest costs	236	236	21	22

Disposal (note 33)	—	(69)	—	(9)

Foreign exchange	14	(2)	1	(1)

Settlements	5	7	—	—

Actuarial remeasurement:

Experience (gain) loss arising on plan liabilities	(26)	2	(18)	(12)

Actuarial gain arising from changes in demographic assumptions	(1)	(4)	—	(9)

Actuarial (gain) loss arising from changes in financial assumptions	(354)	354	(42)	26

Benefit obligation at end of year	6 730	6 717	557	597

Change in plan assets

Fair value of plan assets at beginning of year	5 799	5 356	—	—

Assets acquired through acquisition (note 31)	153	—	—	—

Employer contributions	182	160	—	—

Plan participants' contributions	15	14	—	—

Benefits paid	(273)	(269)	—	—

Disposal (note 33)	—	(71)	—	—

Foreign exchange	14	(3)	—	—

Settlements	5	7	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	201	200	—	—

Actuarial remeasurement:

Return on plan assets (less than) greater than discount rate	(299)	407	—	—

Fair value of plan assets at end of year	5 795	5 799	—	—

Net unfunded obligation	935	918	557	597

Schedule of defined benefit plan expenses

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Analysis of amount charged to earnings:

Current service costs	235	193	13	14

Interest costs	35	36	21	22

Defined benefit plans expense	270	229	34	36

Defined contribution plans expense	77	74	—	—

Total benefit plans expense charged to earnings	347	303	34	36

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Return on plan assets (excluding amounts included in net interest expense)	299	(407)	—	—

Experience (gain) loss arising on plan liabilities	(26)	2	(18)	(12)

Actuarial (gain) loss arising from changes in financial assumptions	(354)	354	(42)	26

Actuarial gain arising from changes in demographic assumptions	(1)	(4)	—	(9)

Actuarial (gain) loss recognized in other comprehensive income	(82)	(55)	(60)	5

Schedule of weighted average actuarial assumptions
	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2018	December 31 2017	December 31 2018	December 31 2017

Discount rate	3.80	3.40	3.90	3.40

Rate of compensation increase	3.00	3.00	3.00	3.00

Schedule of changes in assumed assumptions

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(23)	30

Effect on the benefit obligations	(874)	1 127

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(65)	81

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	27	(23)

Schedule of weighted average pension plan asset allocations based on market value
(%)	2018	2017

Equities, comprised of:

– Canada	13	18

– United States	17	19

– Foreign	18	19

	48	56

Fixed income, comprised of:

– Canada	43	39

Real estate, comprised of:

– Canada	9	5

Total	100	100